[Annotated Form N-Q]

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03159

Active Assets Money Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York			10020
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	June 30, 2005

Date of reporting period:	September 30, 2004

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Money Trust

Portfolio of Investments September 30, 2004 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATES	ANNUALIZED YIELD ON DATE OF PURCHASE	VALUE

	Commercial Paper (52.1%)
	Asset-Backed - Auto (4.9%)
$65,000	DaimlerChrysler Revolving Auto Conduit LLC
	10/15/04	1.70%	$64,957,028
420,000	FCAR Owner Trust
	10/05/04 - 12/06/04	1.55 - 1.86	419,427,786
250,000	New Center Asset Trust
	10/07/04	1.51 - 1.52	249,937,333
350,000	New Center Asset Trust Series A1
	10/22/04 - 11/01/04	1.62 - 1.66	349,554,694
			1,083,876,841
	Asset-Backed - Mortgage (1.1%)
250,000	Mortgage Interest Networking Trust Series A1 P1
	11/08/04 - 11/16/04	1.75 - 1.76	249,480,917

	Banking (1.0%)
75,000	JP Morgan Chase & Co.
	10/26/04	1.62	74,915,625
150,000	LaSalle Bank Corp.
	10/01/04	1.58	150,000,000
			224,915,625
	Finance - Automotive (1.2%)
250,000	Toyota Motor Credit Corp.
	10/01/04 - 10/08/04	1.49 - 1.56	249,969,667

	Financial Conglomerates (4.7%)
1,026,325	General Electric Capital Corp.
	10/04/04 - 05/06/05	1.51 - 2.05	1,021,720,337

	Insurance (1.4%)
300,000	Prudential Funding LLC
	10/21/04	1.73	299,711,667

	International Banks (33.6%)
400,000	ANZ (DE) Inc.
	10/07/04 - 11/29/04	1.50 - 1.82	399,085,167
1,050,000	Barclays U.S. Funding Corp.
	11/15/04 - 12/10/04	1.76 - 1.86	1,046,938,681
500,000	Calyon North America Inc.
	12/09/04	1.85	498,236,667
300,000	Canadian Imperial Holdings Inc.
	10/15/04-10/25/04	1.52 - 1.62	299,774,556

58,725	CBA (Delaware) Finance Inc.
	12/15/04	1.83	58,502,334
125,000	Danske Corp.
	10/25/04	1.62	124,865,000
1,000,100	Deutsche Bank Financial LLC
	10/22/04 - 11/10/04	1.73 - 1.77	998,865,767
946,275	Dexia Delaware LLC
	10/05/04 - 10/20/04	1.50 - 1.57	945,753,709
100,000	HBOS Treasury Services plc
	11/10/04	1.65	99,817,778
183,000	ING (U.S.) Funding LLC
	11/09/04 - 11/15/04	1.71 - 1.76	182,632,639
489,325	Nordea North America Inc.
	11/18/04 - 12/16/04	1.80 - 1.84	487,995,659
900,000	Rabobank USA Financial Corp.
	11/04/04 - 01/28/05	1.70 - 1.93	895,473,278
195,000	Royal Bank of Canada
	10/18/04 - 01/31/05	1.52 - 1.97	194,594,141
1,050,000	Royal Bank of Scotland plc
	10/08/04 - 12/03/04	1.53 - 1.85	1,047,732,931
97,000	UBS Finance (Delaware) LLC
	10/12/04 - 10/20/04	1.53 - 1.62	96,935,408
			7,377,203,715

	Investment Banks/Brokers (4.2%)
920,675	Citigroup Global Markets Holdings Inc.
	10/06/04 - 11/29/04	1.54 - 1.84	918,925,174

	Total Commercial Paper
	(Cost $11,425,803,943)		11,425,803,943

	U.S. Government & Agency Obligations (25.0%)
693,900	Federal Home Loan Banks
	10/06/04 - 03/30/05	1.10 - 2.08	689,820,213
2,007,848	Federal National Mortgage Assoc.
	10/06/04 - 05/16/05	1.12 - 2.04	2,003,156,813
2,609,265	Freddie Mac
	10/05/04 - 05/16/05	1.10 - 2.07	2,599,120,451
200,000	U.S. Treasury Bills
	11/26/2004	1.37	199,575,333

	Total U.S. Government & Agency Obligations
	(Cost $5,491,672,810)		5,491,672,810

	Certificates of Deposit (19.5%)
900,000	Branch Banking & Trust Co., N.C.
	10/01/04 - 10/12/04	1.56 - 1.65	900,000,000
775,000	First Tennessee Bank, N.A.
	10/19/04 - 11/19/04	1.60 - 1.80	775,000,000
750,000	State Street Bank & Trust Co.
	10/05/04 - 11/22/04	1.54 - 1.80	750,000,000
1,050,000	Washington Mutual Bank Inc.
	10/07/04-10/28/04	1.65 - 1.67	1,050,000,000
800,000	Wells Fargo Bank, N.A.
	10/12/04 - 12/08/04	1.72 - 1.84	800,000,000

	Total Certificates of Deposit
	(Cost $4,275,000,000)		4,275,000,000

	Short-Term Bank Notes (5.9%)
750,000	Bank of America, N.A.
	10/25/04 - 01/20/05	1.62 -1.92	750,000,000
550,000	Standard Federal Bank, N.A.
	10/08/04 - 10/20/04	1.57 - 1.74	550,000,000

	Total Short-Term Bank Notes
	(Cost $1,300,000,000)		1,300,000,000

	Total Investments
	(Cost $22,492,476,753) (a)	102.5%	22,492,476,753

	Liabilities in Excess of Other Assets	(2.5)	(540,184,022)

	Net Assets	100.0%	$21,952,292,731

(a)          Cost is the same for federal income tax purposes.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Money Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2004